Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Common Stock [Member] Successor [Member]	Common Stock Held By Employee Plans [Member] Successor [Member] USD ($)	Accumulated Other Comprehensive Income/(Loss) [Member] Successor [Member] USD ($)	Retained Earnings [Member] Successor [Member] USD ($)	Retained Earnings [Member] USD ($)	Successor [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2010
Capitalization at merger		$ 2,237.3	$ (0.4)	$ (6.2)		$ 2,230.7
Balance (in shares) at Dec. 31, 2011	1
Net income						(1,729.8)
Total comprehensive income / (Loss)			(3.5)	(1,729.8)		(1,733.3)
Common stock dividends					(70.0)		(70.0)
Contribution from Parent		(0.6)				(0.6)
Balance at Dec. 31, 2012		2,236.7	(3.9)	(1,806.0)		426.8
Balance (in shares) at Dec. 31, 2012	1
Net income						(222.0)
Total comprehensive income / (Loss)			28.5	(222.0)		(193.5)
Other		0.3		5.9		6.2
Balance at Dec. 31, 2013		2,237.0	24.6	(2,022.1)		239.5
Balance (in shares) at Dec. 31, 2013	1
Net income						(74.6)
Total comprehensive income / (Loss)			(17.1)	(74.6)		(91.7)
Other		0.4				0.4
Balance at Dec. 31, 2014		$ 2,237.4	$ 7.5	$ (2,096.7)		$ 148.2
Balance (in shares) at Dec. 31, 2014	1